Goodwill and Other Long-Lived Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	$ 921	$ 118
Accumulated Impairment Losses	(8)	(8)	(3)
Goodwill	1,003	913	115
Additions	85	809
Impairment	0	(5)
Other	5	(6)
Goodwill, Gross, End of Period	1,011	921
Financial Services [Member]
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	152	67
Accumulated Impairment Losses	0	0	0
Goodwill	202	152	67
Additions	50	86
Impairment	0	0
Other	0	(1)
Goodwill, Gross, End of Period	202	152
Retail Solutions [Member]
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	120	21
Accumulated Impairment Losses	(3)	(3)	(3)
Goodwill	117	117	18
Additions	0	99
Impairment	0	0
Other	0	0
Goodwill, Gross, End of Period	120	120
Hospitality [Member]
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	619	0
Accumulated Impairment Losses	0	0	0
Goodwill	659	619	0
Additions	35	624
Impairment	0	0
Other	5	(5)
Goodwill, Gross, End of Period	659	619
Entertainment [Member]
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	5	5
Accumulated Impairment Losses	(5)	(5)	0
Goodwill	0	0	5
Additions	0	0
Impairment	0	(5)
Other	0	0
Goodwill, Gross, End of Period	5	5
Emerging Industries [Member]
Goodwill [Roll Forward]
Goodwill, Gross, Beginning of Period	25	25
Accumulated Impairment Losses	0	0	0
Goodwill	25	25	25
Additions	0	0
Impairment	0	0
Other	0	0
Goodwill, Gross, End of Period	$ 25	$ 25